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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2007.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OneBeacon Insurance Group, Ltd.
                 -------------------------------
   Address:      601 Carlson Parkway
                 -------------------------------
                 Minnetonka, Minnesota 55305
                 -------------------------------
                 U.S.A.
                 -------------------------------

Form 13F File Number: 28- N/A
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann Marie Andrews
         -------------------------------
Title:   Chief Accounting Officer
         -------------------------------
Phone:   (781) 332-6000
         -------------------------------

Signature, Place, and Date of Signing:

      /s/   Ann Marie Andrews        Canton, Massachusetts   February 14, 2008
   -------------------------------   ---------------------   -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    No.       Form 13F File Number         Name

    1         28-04685                     Prospector Partners, LLC
    ------       -----------------         ---------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                        --------------------

Form 13F Information Table Entry Total:       27
                                        --------------------

Form 13F Information Table Value Total:       $34,217
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    1         28- N/A                   Copley Square Capital Management, LLC
    ------       -----------------      -------------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                -------------------------------------------------------
                                                                Investment Discretion          Voting Authority Shares
Name of Issuer            Class       Cusip  Fair MV    Shares  Sole  Shared As  Shared-other  Sole    Shared    None
                                                                -------------------------------------------------------
American INTL Group Inc   Com       026874107  1,166,000  20,000                    X                    X
Automatic Data Proc       Com       053015103    890,600  20,000                    X                    X
Bank New York Mellon      Com       064058100  1,462,800  30,000                    X                    X
Cardinal Health Inc Ohio  Com       14149Y108    288,750   5,000                    X                    X
Colgate Palmolive         Com       194162103  1,949,000  25,000                    X                    X
CVS Caremark Corp         Com       126650100  2,385,000  60,000                    X                    X
Embraer Empresa Bras ADR  ADR       29081M102    455,900  10,000                    X                    X
Ethan Allen Interiors     Com       297602104    456,000  16,000                    X                    X
Goldman Sachs Group Inc.  Com       38141G104  1,075,250   5,000                    X                    X
Honda Motor ADR New       Amern Shs 438128308  1,325,600  40,000                    X                    X
Honeywell Intl Inc Del    Com       438516106  3,078,500  50,000                    X                    X
Illinois Tool Works Inc   Com       452308109  2,141,600  40,000                    X                    X
Kraft Foods Inc VA CL A   CL A      50075N104    652,600  20,000                    X                    X
L-3 Communications Hldgs  Com       502424104  2,648,500  25,000                    X                    X
Marathon Oil Corp         Com       565849106  2,434,400  40,000                    X                    X
Nucor Corporation         Com       670346105  1,184,400  20,000                    X                    X
Patriot Coal Corp         Com       70336T104     20,870     500                    X                    X
Peabody Energy Corp Com   Com       704549104    616,400  10,000                    X                    X
Plum Creek Timber Co Inc  Com       729251108  1,151,000  25,000                    X                    X
Safeway Inc New           Com       786514208    684,200  20,000                    X                    X
Staples Inc               Com       855030102    461,400  20,000                    X                    X
TJX Cos Inc New           Com       872540109  1,723,800  60,000                    X                    X
Toronto Dominion Bank     Com       891160509    699,500  10,000                    X                    X
Wellpoint Inc             Com       94973V107  2,193,250  25,000                    X                    X
Weyerhaeuser Co           Com       962166104    737,400  10,000                    X                    X
Yum Brands Inc            Com       988498101  1,913,500  50,000                    X                    X
3M Company                Com       88579Y101    421,600   5,000                    X                    X